NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
NATURE OF OPERATIONS AND GOING CONCERN
Total comprehensive loss	$ (4,031,268)	$ (4,667,040)	$ (4,700,388)
Accumulated deficit	$ (33,512,137)	$ (29,453,390)